Current expected credit losses - Movement in the Allowance for Credit Losses (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance		$ 309	$ 143
Credit loss expense		60	63
Write-off		(74)
Ending balance		295	206
Trade Receivable
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance		0	0
Credit loss expense		0	0
Write-off		0
Ending balance		0	0
Allowance for credit losses - other current assets
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance		3	0
Credit loss expense		0	5
Write-off		0
Ending balance		3	5
Allowance for credit losses - related party ST
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance		169	15
Credit loss expense		48	54
Write-off		(74)
Ending balance		143	69
Allowance for credit losses - related party ST | Trade Receivable
Accounts Receivable, Noncurrent, Past Due [Line Items]
Write-off	$ (54)
Allowance for credit losses - related party ST | Loans Receivable
Accounts Receivable, Noncurrent, Past Due [Line Items]
Write-off	$ (20)
Allowance for credit losses related party LT
Accounts Receivable, Noncurrent, Past Due [Line Items]
Beginning balance		137	128
Credit loss expense		12	4
Write-off		0
Ending balance		$ 149	$ 132